SHARE CAPITAL - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Risk-free interest rate	0.54%	0.45%
Expected life (years)	3 years 1 month 20 days	3 years 1 month 9 days
Annualized volatility	71.00%	62.00%
Forfeiture rate	20.00%	17.00%